Prepaid Expense and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Current Assets [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSE AND OTHER CURRENT ASSETS

The current portions of prepaid expense and other current assets consist of the following:

	As of December 31,
	2022	2021
Prepaid operating cost	$511,453	$839,417
Prepaid service cost	1,024,386	912,494
Deductible input VAT	-	134,111
Others	68,295	108,985
Total	$1,604,134	$1,995,007